Investments - Classified by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 5,742	$ 9,513	$ 29,407
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value as Percent of Total	4.40%	9.70%	28.40%
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	43,202	23,124	27,317
Available-for-Sale Securities, Debt Maturities, after one through five years, fair value, as percent of total	33.30%	23.60%	26.40%
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	28,320	20,524	10,242
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value, as Percent of Total	21.80%	20.90%	9.90%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	52,502	44,918	36,525
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value, as Percent of Total	40.50%	45.70%	35.30%
Fixed income securities, at fair value	$ 129,766	$ 98,079	$ 103,491